LOSS PER SHARE - Weighted average number of shares excluded from calculation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Series A convertible redeemable preferred shares
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)			77,000,000
Series B convertible redeemable preferred shares
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)			37,748,300
Series C convertible redeemable preferred shares
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)			44,286,448
Series D convertible redeemable preferred shares
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)			64,001,162
Series E Convertible Redeemable Preferred Shares
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)			93,580,586
Series F convertible redeemable preferred shares
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)			116,857,842
Share options
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)	18,640,216	42,253,493	37,951,132
Restricted share units
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)	17,133,658	16,188,798	4,505,362